Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 segments	Jun. 30, 2012
Segment Reporting Information [Line Items]
Number of operating segments			1
Revenues	$ 4,287	$ 5,263	$ 7,383	$ 9,130
United States
Segment Reporting Information [Line Items]
Revenues	2,834	3,343	5,129	6,150
Canada
Segment Reporting Information [Line Items]
Revenues	1,404	1,617	2,174	2,619
Other countries [Member]
Segment Reporting Information [Line Items]
Revenues	$ 49	$ 303	$ 80	$ 361
A. Lassonde Inc. [Member]
Segment Reporting Information [Line Items]
Major Customer, percentage	24.00%	28.00%	22.00%	25.00%
Three Major Customers [Member]
Segment Reporting Information [Line Items]
Major Customer, percentage	37.00%	40.00%	36.00%	39.00%